Business Combination - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Feb. 28, 2022	Mar. 31, 2021
Accounts receivable and other:
Goodwill	$ 11,820		$ 7,191
Alchemee Acquisition [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		$ 8,000
Accounts receivable and other:
Trade, net		28,000
Other receivables and prepaid expenses		4,000
Inventories		19,000
Property, plant and equipment, net		1,000
Deferred tax assets		6,000
Right-to-use assets		3,000
Goodwill		10,000
Total assets acquired		131,000
Accounts payable:
Trade payables		21,000
Other current liabilities		6,000
Right-of-use liability		3,000
Other liabilities		1,000
Total liabilities assumed		31,000
Total consideration transferred		100,000
Alchemee Acquisition [Member] | Software [Member]
Accounts receivable and other:
Intangible assets		8,000
Alchemee Acquisition [Member] | Brand [Member]
Accounts receivable and other:
Intangible assets		$ 44,000